UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.9%
FINANCIAL—BANKS 0.5%
FCB Financial Holdings, Class A(a)	249,118	$6,818,360

REAL ESTATE 98.4%
DIVERSIFIED 8.6%
American Assets Trust	385,388	16,679,593
Forest City Enterprises, Class A(a)	682,091	17,406,962
Vornado Realty Trust	719,241	80,554,992
		114,641,547
HEALTH CARE 10.4%
HCP	127,749	5,520,035
Health Care REIT	776,153	60,043,196
Healthcare Trust of America, Class A	686,706	19,131,629
Omega Healthcare Investors	674,165	27,350,874
Physicians Realty Trust	1,556,220	27,405,034
		139,450,768
HOTEL 7.6%
Belmond Ltd., Class A (Bermuda)(a)	880,701	10,815,008
DiamondRock Hospitality Co.	1,181,527	16,694,977
Extended Stay America	843,526	16,474,063
Host Hotels & Resorts	2,052,172	41,412,831
La Quinta Holdings(a)	689,062	16,316,988
		101,713,867
INDUSTRIALS 2.3%
First Industrial Realty Trust	630,744	13,516,844
Rexford Industrial Realty	1,068,394	16,891,309
		30,408,153
OFFICE 13.7%
BioMed Realty Trust	898,760	20,365,901
Brandywine Realty Trust	1,161,189	18,555,800
Douglas Emmett	992,970	29,600,436
Empire State Realty Trust, Class A	999,572	18,801,949
Equity Commonwealth	484,736	12,869,741
PS Business Parks	193,997	16,109,511
SL Green Realty Corp.	516,150	66,263,337
		182,566,675

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	Number of Shares	Value
RESIDENTIAL 22.8%
APARTMENT 21.1%
American Homes 4 Rent, Class A	1,180,240	$19,532,972
Apartment Investment & Management Co.	1,027,984	40,461,450
Education Realty Trust	482,401	17,067,347
Equity Residential	53,539	4,168,547
Home Properties	572,384	39,660,487
Mid-America Apartment Communities	389,629	30,106,633
Monogram Residential Trust	1,472,839	13,726,860
Starwood Waypoint Residential Trust	665,599	17,205,734
UDR	2,942,880	100,146,207
		282,076,237
MANUFACTURED HOME 1.7%
Sun Communities	256,227	17,095,465
Toll Brothers(a)	142,141	5,591,827
		22,687,292
TOTAL RESIDENTIAL		304,763,529
SELF STORAGE 8.3%
CubeSmart	2,119,333	51,181,892
Public Storage	303,327	59,797,885
		110,979,777
SHOPPING CENTERS 22.7%
COMMUNITY CENTER 8.8%
DDR Corp.	1,669,119	31,078,996
Regency Centers Corp.	403,881	27,480,063
Retail Properties of America, Class A	1,504,031	24,109,617
Weingarten Realty Investors	744,371	26,782,469
WP GLIMCHER	485,343	8,071,254
		117,522,399
REGIONAL MALL 13.9%
Macerich Co. (The)	467,342	39,410,951
Pennsylvania REIT	709,702	16,486,377
Simon Property Group	654,330	128,013,121
Taubman Centers	29,122	2,246,180
		186,156,629
TOTAL SHOPPING CENTERS		303,679,028

2

		Number of Shares	Value
SPECIALTY 2.0%
CyrusOne		425,718	$13,248,344
QTS Realty Trust, Class A		384,028	13,982,459
			27,230,803
TOTAL REAL ESTATE			1,315,434,147
TOTAL COMMON STOCK (Identified cost—$1,055,661,826)			1,322,252,507

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		3,500,000	3,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,500,000)			3,500,000

TOTAL INVESTMENTS (Identified cost—$1,059,161,826)	99.2%		1,325,752,507

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		10,974,919

NET ASSETS	100.0%		$1,336,727,426

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.
(a) Non-income producing security.
(b) Rate quoted represents the annualized seven-day yield of the Fund.

3

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,322,252,507	$1,322,252,507	$—	$—
Short-Term Investments	3,500,000	—	3,500,000	—
Total Investments(a)	$1,325,752,507	$1,322,252,507	$3,500,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,059,161,826
Gross unrealized appreciation	$271,339,057
Gross unrealized depreciation	(4,748,376)
Net unrealized appreciation	$266,590,681

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 27, 2015